Expense Example, No Redemption - FidelityEmergingMarketsDiscoveryFund-AMCIZPRO - FidelityEmergingMarketsDiscoveryFund-AMCIZPRO - Fidelity Emerging Markets Discovery Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Emerging Markets Discovery Fund - Class A
Expense Example, No Redemption:
1 Year	$ 708
3 Years	990
5 Years	1,292
10 Years	2,148
Fidelity Advisor Emerging Markets Discovery Fund - Class C
Expense Example, No Redemption:
1 Year	218
3 Years	673
5 Years	1,154
10 Years	2,290
Fidelity Advisor Emerging Markets Discovery Fund - Class M
Expense Example, No Redemption:
1 Year	511
3 Years	849
5 Years	1,211
10 Years	2,226
Fidelity Advisor Emerging Markets Discovery Fund - Class I
Expense Example, No Redemption:
1 Year	114
3 Years	356
5 Years	617
10 Years	1,363
Fidelity Advisor Emerging Markets Discovery Fund - Class Z
Expense Example, No Redemption:
1 Year	101
3 Years	315
5 Years	547
10 Years	$ 1,213